Schedule of Annual Future Principal Payments Due on Term Loan (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
2022
2023		242
2024		252
2025		263
2026		274
Thereafter		3,969
Total principal	$ 100	$ 5,000